Segment information - Revenues of continuing operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Revenue	€ 127,087	€ 129,519	€ 39,563
Galapagos NV (Belguim)
Disclosure of geographical areas [line items]
Revenue	118,244	121,703	34,082
Galapagos SASU (France)
Disclosure of geographical areas [line items]
Revenue	18	84	25
Fidelta d.o.o. (Croatia)
Disclosure of geographical areas [line items]
Revenue	€ 8,825	€ 7,732	5,440
Xenometrix Inc. (United States)
Disclosure of geographical areas [line items]
Revenue			€ 16